5. Photo File Asset Purchase Agreement (Details - Pro Forma Information) - Photo File Inc. [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total revenue	$ 1,808,147	$ 4,702,788	$ 7,871,458	$ 7,632,707
Cost of revenue	974,348	2,427,534	5,638,308	4,786,126
Gross margin	833,799	2,275,254	2,233,150	2,846,581
Total operating expenses	(1,337,833)	(2,468,794)	8,232,369	4,654,091
Other income (expenses)	(354,134)	(380,209)	5,051,898	(109,288)
Net loss	$ (858,168)	$ (591,749)	$ (947,321)	$ (1,916,798)